Goodwill and Other Intangible Assets - Changes in Net Carrying Amount of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period	$ 64,000	$ 83,700
Amortization	(0)	(1,970)
Impairments	(28,910)	(17,730)
Balance at the end of the period	35,090	64,000
Intangible Assets
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Balance at the beginning of the period	64,000	83,700
Amortization		(1,970)
Impairments	(28,910)	(17,730)
Balance at the end of the period	$ 35,090	$ 64,000